UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2008

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—28.9%
Auto/Truck—2.2%
Pacaar, Inc.	7,500	$641,625

Banks—3.1%
Citi Group	9,000	421,920
J.P. Morgan Chase & Co.	11,000	489,720

		911,640

Beverages—3.4%
Cadbury Schweppes PLC	12,000	566,760
Coca Cola Co.	8,000	430,240

		997,000

Diversified Technology—1.7%
Honeywell International, Inc.	9,000	505,350

Drugs—3.2%
GlaxoSmithKline PLC	9,000	469,980
Pfizer, Inc.	19,000	471,960

		941,940

Financial Services—1.3%
Barclays PLC	8,000	396,800

Food Products—1.4%
Kraft Foods, Inc.	13,000	416,780

Heavy Machinery/Equipment—2.3%
Deere & Company	5,000	680,300

Insurance—1.6%
AXA Group	12,000	482,280

Utilities—Electric—4.4%
Endesa S.A.	9,000	488,250
TransAlta Corp.	29,000	820,700

		1,308,950

Utilities—Telecommunications—4.3%
A T & T, Inc.	17,000	677,790
Philippine Long Distance Telephone	10,000	587,300

		1,265,090

Total Common Stocks (cost $6,955,764)		8,547,755

CLOSED END FUNDS—2.5%
Latin American Discovery Fund	26,500	740,940

Total Closed End Funds (cost $311,228)		740,940

EXCHANGE TRADED FUNDS—39.3%
i Shares Cohen & Steers Realty Major	9,000	805,410
i Shares Dow Jones Regional Bank Index	6,500	303,355
i Shares Dow Jones Select Dividend Index	19,000	1,314,610
i Shares S&P Global Energy Sector	8,800	1,123,232

i Shares S&P/TOPIX 150	8,600	1,061,154
Market Vectors Steel ETF	18,000	1,207,440
PowerShares High Yield Equity Dividend Trust	63,000	940,590
Ultra Dow 30 Proshares	10,000	915,800
Ultra Midcap 400 Proshares	11,000	945,780
Ultra QQQ Proshares	16,000	1,566,720
Ultra S&P 500 Proshares	16,000	1,428,800

Total Exchange Traded Funds (cost $9,604,165)		11,612,891

FOREIGN EXCHANGE TRADED FUNDS—24.9%
Asia 50 ADR Index Fund	18,000	610,740
i Shares MSCI Brazil	18,000	1,104,300
i Shares MSCI Canada	36,500	1,091,350
i Shares MSCI Pacific Ex-Japan	4,500	657,675
i Shares MSCI Taiwan	35,000	560,700
i Shares S&P Latin America 40	5,000	1,058,700
WisdomTree Emerging Markets High-Yield Equity Fund	15,000	732,600
WisdomTree Europe Smallcap Dividend Fund	11,000	770,440
WisdomTree International Dividend Top 100 Fund	11,000	757,790

Total Foreign Exchange Traded Funds (cost $4,949,599)		7,344,295

TOTAL INVESTMENTS—95.6% (cost $21,820,756)		28,245,881
OTHER ASSETS IN EXCESS OF LIABILITIES—4.4%		1,310,932

Net Assets—100.0%		$29,556,813

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—29.4%
Banks—0.9%
HDFC Bank Ltd.	6,500	$576,225

Communications—3.5%
CommScope, Inc. †	40,000	2,264,000

Computers—2.9%
Autodesk, Inc. †	15,000	694,800
Digital River, Inc. †	16,000	741,760
Silicon Motion Technology Corp. †	21,500	464,400

		1,900,960

Drugs—0.9%
Endo Pharmaceuticals †	19,000	605,720

Energy—Drillers—0.6%
Houston American Energy Corp. †	100,000	364,000

Financial Services—1.7%
Blackrock, Inc.	7,000	1,085,700

Home Construction—0.6%
Gafisa SA †	17,000	397,290

Industrial Services—0.8%
CSG Systems International †	23,000	531,760

Instruments & Controls—3.7%
FLIR Systems, Inc. †	33,000	1,624,920
Rofin-Sinar Technologies, Inc. †	11,000	766,370

		2,391,290

Insurance—2.0%
ACE Ltd.	11,000	635,360
MetLife, Inc.	10,000	640,500

		1,275,860

Leisure/Toys/Recreation—0.9%
THQ, Inc. †	21,000	604,590

Medical Instruments/Supplies—2.5%
Mindray Medical International Ltd.	19,000	674,310
PolyMedica Corporation	18,000	931,860

		1,606,170

Office Products/Services—3.9%
j2 Global Communications, Inc. †	24,000	816,000
Nuance Communications, Inc. †	89,000	1,673,200

		2,489,200

Publishing—0.9%
Consolidated Graphics, Inc. †	9,000	596,520

Retailers/Specialty—1.8%
Amazon.com, Inc. †	7,200	575,352
Tractor Supply Co. †	12,000	577,920

		1,153,272

Securities Brokers/Investment Banking—0.8%
Legg Masom, Inc.	6,000	520,920

Utilities—Telecommunications—1.0%
Vimpel Communications	25,000	610,000

Total Common Stocks (cost $14,469,180)		18,973,477

EXCHANGE TRADED FUNDS—30.2%
PowerShares Zacks Micro Cap	108,000	1,831,680
Ultra Dow 30 Proshares	16,500	1,511,070
Ultra Midcap 400 Proshares	12,400	1,066,152
Ultra QQQ Proshares	32,000	3,133,440
Ultra S&P 500 Proshares	33,000	2,946,900
Vanguard Financial ETF	29,000	1,749,570
Vanguard Growth ETF	33,000	2,052,270
Vanguard Health Care ETF	23,000	1,370,800
Vanguard Info Tech ETF	28,000	1,638,280
Vanguard Small Cap ETF	30,000	2,157,900

Total Exchange Traded Funds (cost $15,679,936)		19,458,062

FOREIGN EXCHANGE TRADED FUNDS—38.9%
Asia 50 ADR Index Fund	44,000	1,492,920
i Shares MSCI—Australia	78,300	2,190,834
i Shares MSCI EAFE Growth Index	44,400	3,326,448
i Shares MSCI—Hong Kong	114,000	2,105,580
i Shares MSCI—Japan	118,300	1,663,298
i Shares MSCI—Singapore	70,900	938,716
i Shares MSCI—Sweden	66,700	2,308,487
i Shares MSCI—Taiwan	128,800	2,063,376
i Shares S&P Europe 350	8,500	962,880
i Shares S&P Latin America 40	12,000	2,540,880
SPDR DJ Global Titans ETF	12,500	979,875
StreetTRACKS DJ Europe Strategic 50	35,500	2,079,590
Vanguard Emerging Markets ETF	26,000	2,457,000

Total Foreign Exchange Traded Funds (cost $19,544,326)		25,109,884

TOTAL INVESTMENTS—98.5% (cost $49,693,442)		63,541,423
OTHER ASSETS IN EXCESS OF LIABILITIES—1.5%		935,258

Net Assets—100.0%		$64,476,681

†	Non-income producing security

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS—4.1%
Australia and New Zealand Banking	2,300	$271,225
Bank of Montreal	4,000	246,400

Total Common Stocks (cost $533,591)		517,625

CORPORATE BONDS—45.8%
Autos/Auto Parts & Accessories—4.1%
Daimler Chrysler North America Holding Corp.,7.2%, due 9/1/2009	$500,000	516,255

Banks/Savings & Loans—3.9%
Washington Mutual, Inc., 4.375%, due 1/15/2008	$500,000	495,119

Financial Services—15.0%
CIT Group, Inc.,4.0%, due 5/8/2008	$400,000	388,757
International Lease Finance Corp., 6.375%, due 3/15/2009	$500,000	508,995
HSBC Finance Corp., 5.0%, due 12/15/2008	$1,000,000	992,841

		1,890,593

Oil & Gas Exploration/Production—4.1%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	$500,000	514,482

Securities Brokers—18.7%
Goldman Sachs Group, 6.65%, due 5/15/2009	$500,000	512,006
Merrill Lynch & Co., 10.0%, due 4/5/2019	$1,900,000	1,833,500

		2,345,506

Total Corporate Bonds (cost $5,813,531)		5,761,955

EXCHANGE TRADED FUNDS—25.5%
First Trust Morningstar Dividend Leaders Index	8,300	192,394
PowerShares DB Commodity Index Tracking Fund	30,000	769,800
PowerShares DB G10 Currency Harvest Fund	27,000	744,930
PowerShares DB US Dollar Index Bullish Fund	5,500	136,345
PowerShares International Dividend Achievers Portfolio	10,500	215,250
Vanguard Dividend Appreciation ETF	3,600	202,680
Vanguard Financials ETF	3,000	180,990
Vanguard Large-Cap ETF	3,000	198,450
Vanguard REIT Vipers	2,300	159,988
Vanguard Utilities ETF	2,500	202,650
WisdomTree Europe High-Yielding Equity Fund	3,000	197,280

Total Exchange Traded Funds (cost $3,311,607)		3,200,757

U.S. GOVERNMENT AND AGENCY NOTES—20.2%
Federal Home Loan Bank, 5.14%, due 1/10/2011	$1,000,000	999,227
U. S. Treasury Stripped Interest Payment, due 11/15/2014	2,110,000	1,534,787

Total U.S. Government and Agency Notes (cost $2,488,644)		2,534,014

TOTAL INVESTMENTS—95.6% (cost $12,147,373)		12,014,351
OTHER ASSETS IN EXCESS OF LIABILITIES—4.4%		547,710

Net Assets—100.0%		$12,562,061

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS—36.4%
i Shares Dow Jones U.S. Basic Materials Sector	20,000	$1,367,200
i Shares Dow Jones U.S. Broker-Delaers Index Fund	10,000	497,200
i Shares Dow Jones U.S. Financial Sector	18,000	1,942,920
i Shares Dow Jones U.S. Financial Services	10,000	1,216,800
i Shares Goldman Sachs Networking†	28,500	1,019,445
i Shares Goldman Sachs Software†	19,000	900,600
i Shares S&P/TOPIX 150	7,500	925,425
SPDR—Financial Select Sector	35,000	1,177,750
SPDR—Materials Select Sector	35,000	1,375,150
SPDR—S&P BRIC 40 ETF	60,000	1,569,000
Ultra Dow 30 Proshares	4,000	366,320
Ultra Midcap 400 Proshares	3,000	257,940
Ultra QQQ Proshares	11,000	1,077,120
Ultra S&P 500 Proshares	10,000	893,000
Vanguard Materials ETF	6,000	492,900

Total Exchange Traded Funds (cost $13,023,676)		15,078,770

FOREIGN EXCHANGE TRADED FUNDS—63.2%
i Shares FTSE/Xinhua China 25 Index Fund	7,000	1,050,910
i Shares MSCI—Australia	47,000	1,315,060
i Shares MSCI—Austria	25,000	931,000
i Shares MSCI—Brazil	27,000	1,656,450
i Shares MSCI EAFE Index	28,000	2,200,800
i Shares MSCI—France	16,000	585,920
i Shares MSCI—Italy	26,000	880,360
i Shares MSCI—Japan	75,000	1,054,500
i Shares MSCI—Mexico	24,000	1,399,200
i Shares MSCI—Pacific Ex-Japan	9,000	1,315,350
i Shares MSCI—Singapore	118,000	1,562,320
i Shares MSCI—South Africa	7,500	937,125
i Shares MSCI—Spain	26,000	1,511,640
i Shares MSCI—Sweden	63,000	2,180,430
i Shares MSCI—Taiwan	61,000	977,220
i Shares MSCI—United Kingdom	41,000	1,013,520
i Shares S&P Europe 350	8,000	906,240
PowerShares Golden Dragon Halter USX China Portfolio	35,000	972,300
Vanguard Emerging Markets	40,000	3,780,000

Total Foreign Exchange Traded Funds (cost $18,410,090)		26,230,345

TOTAL INVESTMENTS—99.6% (cost $31,433,766)		41,309,115
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		166,816

Net Assets—100.0%		$41,475,931

†	Non-income producing security

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
COMMON STOCKS—67.8%
Aerospace/Defense—2.3%
Boeing Company	10,000	$967,000

Banks—4.0%
ABN Amro Holding N.V.	20,000	930,400
Wachovia Corp.	15,000	734,700

		1,665,100

Basic Materials—7.6%
Alcoa, Inc.	27,000	986,310
ArcelorMittal	12,000	794,400
Olin Corp.	15,000	321,600
Tredegar Corporation	61,000	1,066,280

		3,168,590

Communications—4.4%
NET Servicos de Comunicacao	44,500	671,505
SureWest Communications	11,000	319,110
Tele Norte Leste	38,000	839,420

		1,830,035

Computers—2.3%
Ingram Micro, Inc.†	49,000	962,360

Drugs—1.7%
Dr. Reddy’s Labs Ltd.	43,000	683,700

Electrical Equipment—3.2%
Belden CDT, Inc.	27,000	1,312,470

Energy—6.4%
ENSCO International, Inc.	16,000	867,520
Magellan Midstream Partners, L.P.	26,000	1,118,000
Norsk Hydro	18,500	680,245

		2,665,765

Financial Services—7.2%
American Express Company	15,000	879,300
Eaton Vance Corp.	28,000	1,074,920
Franklin Resources, Inc.	8,000	1,054,160

		3,008,380

Heavy Machinery/Equipment—4.3%
Deere & Company	13,000	1,768,780

Insurance—4.0%
American National Insurance	7,000	882,350
White Mountains Insurance Group Ltd.	1,500	783,000

		1,665,350

Packaging/Containers—3.1%
Silgan Holdings, Inc.	25,000	1,277,250

Securities Brokers/Investment Banking—10.6%
Charles Schwab Corp.	48,000	950,400
Chicago Mercantile Exchange Holdings	1,600	887,680

Goldman Sachs Group, Inc.	6,000	1,056,060
Lehman Brothers Holdings, Inc.	14,000	767,620
Merrill Lynch & Co., Inc.	10,000	737,000

		4,398,760

Transportation—Equipment/Leasing—4.7%
CIT Group, Inc.	21,000	788,970
Frontline Ltd.	25,000	1,168,000

		1,956,970

Utilities—Telecommunications—2.0%
Citizens Communications Co.	57,200	829,972

Total Common Stocks (cost $23,864,971)		28,160,482

EXCHANGE TRADED FUNDS—12.3%
Barclay’s Bank IPGS Crude Oil	17,000	702,100
KBW Insurance ETF	8,000	440,720
Ultra Dow 30 Proshares	5,000	457,900
Ultra Midcap 400 Proshares	5,500	472,890
Ultra QQQ Proshares	16,500	1,615,680
Ultra S&P 500 Proshares	16,000	1,428,800

Total Exchange Traded Funds (cost $4,233,430)		5,118,090

FOREIGN EXCHANGE TRADED FUNDS—18.3%
BLDRS Developed Markets 100 ADR Index	45,000	1,403,100
i Shares MSCI—Brazil	16,000	981,600
i Shares MSCI—Malaysia	39,000	432,120
i Shares MSCI—South Korea	26,000	1,663,480
i Shares S&P Latin America 40	6,000	1,270,440
Market Vectors Russia ETF†	28,000	1,161,720
WisdomTree Europe Total Dividend	10,000	668,900

Total Foreign Exchange Traded Funds (cost $5,993,437)		7,581,360

TOTAL INVESTMENTS—98.4% (cost $34,091,838)		40,859,932
OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		651,784

Net Assets—100.0%		$41,511,716

†	Non-income producing security

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: October 24, 2007

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: October 24, 2007